Provision for legal proceedings (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Provision for Legal Proceedings

	Provision for legal proceedings		Judicial deposits
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Tax	501,247	479,532	387,451	376,454
Civil, regulatory and environmental	375,561	344,048	180,277	173,884
Labor	471,349	444,984	198,379	164,346

	1,348,157	1,268,564	766,107	714,684

Summary Changes in Provision for Legal Procedings

Changes in provision for legal proceedings:

	Tax	Civil, regulatory and environmental	Labor	Total
At January 01, 2016	441,674	284,344	467,913	1,193,931
Accruals	11,256	38,746	126,076	176,078
Disposal / Reversals	(8,277)	(35,111)	(188,837)	(232,225)
Indexation and interest charges (i)	34,879	56,069	39,832	130,780

December 31, 2016	479,532	344,048	444,984	1,268,564

Accruals	15,821	77,535	140,445	233,801
Disposal / Reversals	(14,047)	(45,305)	(148,204)	(207,556)
Indexation and interest charges (i)	19,941	(717)	34,124	53,348

December 31, 2017	501,247	375,561	471,349	1,348,157

Summary of Judicial Claims Deemed as Possible Losses, and Therefore not Accrued

The main civil and labor lawsuits, for which an unfavorable outcome is considered possible, are as follows:

	December 31, 2017	December 31, 2016
Civil (i)	2,865,572	2,831,407
Labor	1,061,910	1,089,119
Regulatory	543,028	397,414
Environmental	378,462	351,915

	4,848,972	4,669,855

Tax claims [member]
Summary of Judicial Claims Deemed to be Probable Losses, Fully Accrued
a)	Judicial claims deemed to be probable losses, fully accrued

	December 31, 2017	December 31, 2016
Compensation with FINSOCIAL (i)	280,158	269,275
State VAT - ICMS credits (ii)	99,423	84,778
INSS - Social security (iii)	65,149	63,103
PIS and COFINS	2,051	2,449
IPI - Excise tax credit - NT	678	1,155
Federal income taxes	1,521	329
Other	52,267	58,443

	501,247	479,532

(i)	During the period from October 2003 to November 2006, the Company, through its subsidiary CLE, offset the FINSOCIAL tax against several other federal taxes, based on a final court decision in September 2003 following a decision that challenged the constitutionality of the FINSOCIAL. No judicial deposits were made.
(ii)	The amounts that have been provisioned refer to tax assessments by the tax authorities related to several types of ICMS credits. Amongst them: (a) assessment notice related to ICMS payments for the purchase of raw materials which are considered for “use and consumption,” therefore, not eligible for compensation; (b) assessment, as sole obligor, for withholding of ICMS on tolling agreement from an agricultural partnership with Central Paulista Ltda. Açúcar e Álcool; (c) assessment notice related to the ICMS offset arising from the fact that the forward presumed profit is bigger than the consummated profit, under tributary substitution regime.
(iii)	The amounts that have been provisioned are mainly related to social security contributions levied on company´s earnings, pursuant to Article 22-A of the 8.212/91 Law, which are being challenged on the grounds of constitutionality. Judicial deposits have been made for the corresponding amounts.

Summary of Judicial Claims Deemed as Possible Losses, and Therefore not Accrued
b)	Judicial claims deemed as possible losses, and therefore not accrued

	December 31, 2017	December 31, 2016
ICMS—State VAT (i)	2,606,545	2,136,241
Federal income taxes (iii)	2,697,278	2,188,011
Foreign financial operation (ii)	280,414	986,179
PIS and COFINS—Revenue taxes (iv)	853,494	850,063
IRRF—Withholding tax (v)	914,545	861,531
INSS—Social security and other (vi)	581,542	615,403
IPI—Excise tax credit—NT (vii)	523,121	512,209
Goodwill Rumo (viii)	512,120	483,723
Penalties related to tax positions (ix)	429,249	397,441
Compensation with IPI—IN 67/98 (x)	132,270	128,456
MP 470—Tax installments (xi)	290,389	120,132
Rumo Intermodal (xii)	—	81,247
Stock option	65,776	62,216
Financial transactions tax on loan	51,330	54,896
Social security contributions	45,985	43,764
Compensation credit award	41,350	38,505
Other	1,040,422	992,682

	11,065,830	10,552,699